Capital and reserves	12 Months Ended
Dec. 31, 2024
Equity [abstract]
Capital and reserves	22 Capital and reserves
(a) Share capital

	Ordinary shares of 25p each Number of shares	£m
Allotted and fully paid
1 January 2024	2,456,941,909	614
Changes during the year
– share option schemes	275,824	—
– shares bought back and cancelled	(27,392,429)	(7)
– treasury shares cancelled	(87,000,000)	(22)
31 December 2024	2,342,825,304	585
Allotted and fully paid
1 January 2023	2,456,867,420	614
Changes during the year
– share option schemes	74,489	—
31 December 2023	2,456,941,909	614
Allotted and fully paid
1 January 2022	2,456,617,788	614
Changes during the year
– share option schemes	249,632	—
31 December 2022	2,456,867,420	614
Share capital
The Company’s ordinary shares are fully paid and no further contribution of capital may be required by the Company from the shareholders. All ordinary shares rank equally with regard to participation in dividends and to share in the proceeds of the Company’s residual assets upon a winding up of the Company. Shareholders may, by ordinary resolution, declare final dividends, but not in excess of the amount recommended by the Directors. Holders of ordinary shares have no pre-emptive rights.
On a show of hands every shareholder who is present in person at a general meeting is entitled to one vote regardless of the number of shares held by the shareholder, unless a poll is demanded. On a poll, every shareholder who is present in person or by proxy has one vote for every share held by the shareholder. The Company’s Annual General Meeting voting is undertaken by way of a poll.
All rights attached to the Company’s shares held by the Group as treasury shares are suspended until those shares are reissued.
(b) Share premium account, capital redemption reserves and merger reserves comprise:

	Share premium account £m	Capital redemption reserves £m	Merger reserves £m	Total £m
31 December 2024	121	130	26,414	26,665
31 December 2023	115	101	26,414	26,630
31 December 2022	113	101	26,414	26,628
Share premium account
The share premium account includes the difference between the value of shares issued and their nominal value. The share premium increase includes £6 million (2023: £2 million; 2022: £5 million) in respect of ordinary shares issued under the Company’s share option schemes. In 2022, the £1 million increase in share premium is related to shares repurchased and not cancelled that have been transferred from the Company to other Group undertakings, to be granted to certain employees on vesting of awards, and represents the excess of transfer price of the share over the original weighted average cost of shares.
Capital redemption account
On the purchase of own shares as part of the share buy-back programme for shares which are cancelled, a transfer is made from retained earnings to the capital redemption reserve equivalent to the nominal value of shares purchased. Purchased shares which are not cancelled are classified as treasury shares and presented as a deduction from total equity. During 2024, 87 million shares purchased under previous share buy-back programmes were cancelled.
Merger reserve account
The merger reserve comprises:
a.In 1999, shares were issued for the acquisition of the Rothmans International B.V. Group and the difference between the fair value of shares issued and their nominal value of £3,748 million was credited to merger reserves; and
b.On 25 July 2017, the Group announced the completion of the acquisition of the remaining 57.8% of RAI not already owned by the Group.
Shares were issued for the acquisition and the difference between the fair value of shares issued and their nominal value of
£22,666 million was credited to merger reserves.
(c) Equity attributed to owners of the parent − movements in other reserves and retained earnings (which are after deducting treasury shares) comprise:

							Retained earnings
	Translation reserve (i) £m	Hedging reserve (ii) £m	Fair value reserve (iii) £m	Revaluation reserve (iv) £m	Other (v) £m	Total other reserves £m	Treasury shares (vi) £m	Other £m
1 January 2024	(1,470)	(194)	18	179	573	(894)	(7,096)	31,627
Comprehensive income and expense
Profit for the year	—	—	—	—	—	—	—	3,068
Foreign currency translation and hedges of net investments in foreign operations
–differences on exchange from translation of foreign operations	(193)	—	—	—	—	(193)	—	—
– reclassified and reported in profit for the year	—	—	—	—	—	—	—	—
– net investment hedges − net fair value gains on derivatives	20	—	—	—	—	20	—	—
–net investment hedges − differences on exchange on borrowings	17	—	—	—	—	17	—	—
Cash flow hedges
– net fair value gains	—	65	—	—	—	65	—	—
– reclassified and reported in profit for the year	—	36	—	—	—	36	—	—
–tax on net fair value gains in respect of cash flow hedges (note 10(f))	—	(23)	—	—	—	(23)	—	—
Investments held at fair value
– net fair value losses	—	—	(6)	—	—	(6)	—	—
Associates
− share of OCI, net of tax (note 9)	(32)	19	—	—	—	(13)	—	—
− differences on exchange reclassified to profit or loss (note 9)	43	—	—	—	—	43	—	—
Retirement benefit schemes
– net actuarial losses (note 15)	—	—	—	—	—	—	—	(19)
– surplus recognition (note 15)	—	—	—	—	—	—	—	(14)
–tax on actuarial losses in respect of subsidiaries (note 10(f))	—	—	—	—	—	—	—	(1)
Associates − share of OCI, net of tax (note 9)	—	—	33	—	—	33	—	—
Other changes in equity
Cash flow hedges reclassified and reported in total assets	—	13	—	—	—	13	—	—
Employee share options
– value of employee services	—	—	—	—	—	—	—	70
– treasury shares used for share option schemes	—	—	—	—	—	—	8	(8)
Dividends and other appropriations
– ordinary shares	—	—	—	—	—	—	—	(5,209)
Purchase of own shares
– held in employee share ownership trusts	—	—	—	—	—	—	(94)	—
– share buy-back programme	—	—	—	—	—	—	—	(698)
Treasury shares cancelled	—	—	—	—	—	—	2,685	(2,685)
Perpetual hybrid bonds
– coupons paid	—	—	—	—	—	—	—	(56)
– tax on coupons paid	—	—	—	—	—	—	—	14
Other movements	—	—	—	—	—	—	89	(71)
31 December 2024	(1,615)	(84)	45	179	573	(902)	(4,408)	26,018

							Retained earnings
	Translation reserve (i) £m	Hedging reserve (ii) £m	Fair value reserve (iii) £m	Revaluation reserve (iv) £m	Other (v) £m	Total other reserves £m	Treasury shares (vi) £m	Other £m
1 January 2023	2,200	(327)	30	179	573	2,655	(7,116)	51,197
Comprehensive income and expense
Loss for the year	—	—	—	—	—	—	—	(14,367)
Foreign currency translation and hedges of net investments in foreign operations
–differences on exchange from translation of foreign operations	(4,007)	—	—	—	—	(4,007)	—	—
– reclassified and reported in profit for the year	552	—	—	—	—	552	—	—
–net investment hedges – net fair value gains on derivatives	236	—	—	—	—	236	—	—
–net investment hedges – differences on exchange on borrowings	9	—	—	—	—	9	—	—
Cash flow hedges
– net fair value gains	—	59	—	—	—	59	—	—
– reclassified and reported in profit for the year	—	12	—	—	—	12	—	—
–tax on net fair value gains in respect of cash flow hedges (note 10(f))	—	(23)	—	—	—	(23)	—	—
Investments held at fair value
– net fair value losses	—	—	(6)	—	—	(6)	—	—
Associates – share of OCI, net of tax (note 9)	(165)	58	—	—	—	(107)	—	—
Retirement benefit schemes
– net actuarial losses (note 15)	—	—	—	—	—	—	—	(106)
– surplus recognition (note 15)	—	—	—	—	—	—	—	24
–tax on actuarial gains in respect of subsidiaries (note 10(f))	—	—	—	—	—	—	—	30
Associates − share of OCI, net of tax (note 9)	—	—	(6)	—	—	(6)	—	1
Other changes in equity
Cash flow hedges reclassified and reported in total assets	—	27	—	—	—	27	—	—
Employee share options
– value of employee services	—	—	—	—	—	—	—	71
– treasury shares used for share option schemes	—	—	—	—	—	—	14	(14)
Dividends and other appropriations
– ordinary shares	—	—	—	—	—	—	—	(5,071)
Purchase of own shares
– held in employee share ownership trusts	—	—	—	—	—	—	(110)	—
Perpetual hybrid bonds
– coupons paid	—	—	—	—	—	—	—	(58)
– tax on coupons paid	—	—	—	—	—	—	—	14
Reclassification of equity in respect of assets classified as held-for-sale	(295)	—	—	—	—	(295)	—	—
Other movements	—	—	—	—	—	—	116	(94)
31 December 2023	(1,470)	(194)	18	179	573	(894)	(7,096)	31,627

							Retained earnings
	Translation reserve (i) £m	Hedging reserve (ii) £m	Fair value reserve (iii) £m	Revaluation reserve (iv) £m	Other (v) £m	Total other reserves £m	Treasury shares (vi) £m	Other £m
1 January 2022	(6,427)	(363)	6	179	573	(6,032)	(5,122)	49,334
Comprehensive income and expense
Profit for the year	—	—	—	—	—	—	—	6,666
Foreign currency translation and hedges of net investments in foreign operations
–differences on exchange from translation of foreign operations	8,920	—	—	—	—	8,920	—	—
– reclassified and reported in profit for the year	5	—	—	—	—	5	—	—
–net investment hedges – net fair value loss on derivatives	(578)	—	—	—	—	(578)	—	—
–net investment hedges – differences on exchange on borrowings	(21)	—	—	—	—	(21)	—	—
Cash flow hedges
– net fair value gains	—	81	—	—	—	81	—	—
– reclassified and reported in profit for the year	—	101	—	—	—	101	—	—
–tax on net fair value gains in respect of cash flow hedges (note 10(f))	—	(17)	—	—	—	(17)	—	—
Investments held at fair value
– net fair value gains	—	—	6	—	—	6	—	—
Associates – share of OCI, net of tax (note 9)	6	—	—	—	—	6	—	—
Retirement benefit schemes
– net actuarial gains (note 15)	—	—	—	—	—	—	—	316
– surplus recognition (note 15)	—	—	—	—	—	—	—	(39)
–tax on actuarial gains in respect of subsidiaries (note 10(f))	—	—	—	—	—	—	—	(95)
Associates - share of OCI, net of tax (note 9)	—	—	18	—	—	18	—	1
Other changes in equity
Cash flow hedges reclassified and reported in total assets	—	(129)	—	—	—	(129)	—	—
Employee share options
–value of employee services	—	—	—	—	—	—	—	81
–treasury shares used for share option schemes	—	—	—	—	—	—	14	(15)
Dividends and other appropriations
–ordinary shares	—	—	—	—	—	—	—	(4,915)
Purchase of own shares
–held in employee share ownership trusts	—	—	—	—	—	—	(80)	—
– share buy-back programme	—	—	—	—	—	—	(2,012)	—
Perpetual hybrid bonds
– coupons paid	—	—	—	—	—	—	—	(59)
– tax on coupons paid	—	—	—	—	—	—	—	11
Non-controlling interests − acquisitions (note 27(c))	—	—	—	—	—	—	—	(1)
Reclassification of equity in respect of assets classified as held-for-sale	295	—	—	—	—	295	—	—
Other movements	—	—	—	—	—	—	84	(88)
31 December 2022	2,200	(327)	30	179	573	2,655	(7,116)	51,197
(i) Translation reserve:
The translation reserve is explained in the accounting policy on foreign currencies in note 1.
In 2024, included within the differences on exchange from translation of foreign operations and associates is £43 million (2023: £552 million; 2022: £5 million) which has been reclassified from reserves to the income statement and recognised in other operating expenses as an adjusting item. This relates to the Group's divestment of 12% of its equity stake in ITC. In 2023, this amount included £554 million in respect of the sale of the Russian and Belarusian subsidiaries and a loss of £2 million in respect of the move to above market business models and Quantum-related initiatives. In 2022, £4 million was in respect of the exit from Egypt and £2 million from other Quantum-
related initiatives involving market exits. Also, in 2022, as a result of the exit from Yemen, the Group reclassified to the income statement the foreign exchange previously recognised in associates other comprehensive income. This resulted in a credit of ££1 million to the income statement.
(ii) Hedging reserve:
The hedging reserve is explained in the accounting policy on financial instruments in note 1.
Of the amounts reclassified from the hedging reserve and reported in profit for the year, a loss of £33 million (2023: £51 million loss;
2022: £16 million loss) and a gain of £6 million (2023: £4 million loss; 2022: £2 million loss) were reported within revenue and raw materials and consumables, respectively, together with a loss of £6 million (2023: £17 million loss; 2022: £46 million gain) reported in other operating expenses, and a gain of £69 million (2023: £84 million gain; 2022: £73 million gain) reported within net finance costs.
The Group hedges certain foreign currency denominated borrowings with cross-currency interest rate swaps. As permitted by IFRS 9
Financial Instruments, the foreign currency basis spreads have been separated from the hedging instrument and are recognised in reserves as a ‘cost of hedging’ and are reclassified to the income statement in the same period in which profit and loss is affected by the hedged expected cash flows as a component of the associated interest expense. The basis spreads are included within hedging reserves as they are not material. Included within the balance of hedging reserves at 31 December 2024 is an accumulated loss of £2 million
(2023: £6 million loss; 2022: £5 million gain) in respect of the cost of hedging.
(iii) Fair value reserve:
The fair value reserve is explained in the accounting policy on financial instruments in note 1. Fair value gains and losses arising from investments held at fair value through other comprehensive income are recognised in this reserve.
(iv) Revaluation reserve:
The revaluation reserve relates to the acquisition of the cigarette and snus business of ST in 2008.
(v) Other reserves:
Other reserves comprise:
(a) £483 million which arose in 1998 from merger accounting in a Scheme of Arrangement and Reconstruction whereby British American
Tobacco p.l.c. acquired the entire share capital of B.A.T Industries p.l.c. and the share capital of that company’s principal financial services subsidiaries was distributed, so effectively demerging them; and
(b) In the 1999 Rothmans transaction, convertible redeemable preference shares were issued as part of the consideration. The discount on these shares was amortised by crediting other reserves and charging retained earnings. The £90 million balance in other reserves comprises the accumulated balance in respect of the preference shares converted during 2004.
(vi) Treasury shares:
Total equity attributable to owners of the parent is stated after deducting the cost of treasury shares which include £4,114 million
(2023: £6,807 million; 2022: £6,821 million) for shares repurchased and not cancelled and £294 million (2023: £289 million; 2022: £295 million) in respect of the cost of own shares held in employee share ownership trusts.
On 18 March 2024, the Group announced a proposed programme to buy-back shares using the proceeds from the sale of shares in ITC
Limited, refer to note 27(b)(i). The programme will buy-back £1.6 billion of ordinary shares starting with £700 million in 2024 and with the remaining £900 million in 2025. The purpose of this programme is to reduce the issued share capital of the Company and the shares purchased in 2024 were cancelled on purchase. In respect of the share buy-back programme announced in 2024, during the year the
Group bought back and cancelled 27,392,429 shares, for a total consideration of £698 million inclusive of transaction costs of £3 million that have been deducted from equity. Additionally, in 2024, 87 million shares held in the Company’s treasury share account previously purchased under prior year share buy-back programmes were cancelled.
The previous share buy-back programme was in 2022 where the Board approved on 10 February 2022 the proposed buy-back of
£2 billion shares. In respect of the share buy-back programme announced in 2022, during 2022 the Group bought back 59,541,862 shares and incurred transaction costs of £10 million that have been deducted from equity.
As at 31 December 2024, treasury shares include 7,113,821 (2023: 5,951,979; 2022: 5,920,638) shares held in trust and 133,266,206 (2023:
220,533,855; 2022: 221,000,192) shares repurchased and not cancelled as part of the Company’s share buy-back programme. From
March 2020, the Company has utilised shares acquired in the share buy-back programme to satisfy shared-based payment awards made to certain employees.
(d) Perpetual hybrid bonds
On 27 September 2021, the Group issued two €1 billion perpetual hybrid bonds amounting to £1,703 million, which have been classified as equity. Issuance costs of these bonds, amounting to €26 million (£22 million), have been recognised within equity, net of £4 million of tax on issuance costs.
These bonds include redemption options exercisable at the Group’s discretion from September 2026 to December 2026 (the 3%
perpetual hybrid bond) and June 2029 to September 2029 (the 3.75% perpetual hybrid bond), on specified dates thereafter, or in the event of specific circumstances (such as a change in IFRS or tax regime) as set out in the individual terms of each issue.
The coupons associated with these perpetual hybrid bonds are fixed at 3% until 2026 and 3.75% until 2029, respectively, and would reset to rates determined by the contractual terms of each instrument on certain dates thereafter. The bonds are perpetual in nature and do not have maturity dates for the repayment of principal. The contractual terms of the perpetual hybrid bonds allow the Group to defer coupon payments, however certain contingent events could trigger mandatory payments of such deferred coupons, including the payment of dividends on, and the repurchase of, ordinary shares, subject to certain exceptions in each case. The full terms and conditions of such events can be found in the prospectus dated 27 September 2021 which is available under the debt facilities section of the Group’s debt microsite (bat.com/debt).
As the Group has the unconditional right to avoid transferring cash or another financial asset in relation to these bonds, they are classified as equity instruments in the consolidated financial statements.
During the year, the Group did not defer any eligible coupon payments and paid a coupon of £31 million in September 2024
(September 2023: £33 million) on the 3.75% September 2029 bond and £25 million in December 2024 (December 2023: £26 million)
on the 3% December 2026 bond which has been recognised within equity.
Differences between the coupon recognised in the capital and reserves statement and the coupon paid on perpetual hybrid bonds in the cash flow statement are due to foreign exchange arising on short timing differences between recognition and settlement.
The fair value of these bonds at 31 December 2024 is £1,211 million (2023: £1,512 million).
(e) Non-controlling interests
Movements in non-controlling interests primarily relate to profit for the year and dividends (reported as a movement in retained earnings) and differences on exchange arising from the translation into sterling (reported as a movement in other reserves). Information on subsidiaries with material non-controlling interests is provided in note 32.
(f) Dividends and other appropriations
The interim quarterly dividend payment for the year ended 31 December 2023 of 235.52p per ordinary share (31 December 2022: 230.88p per ordinary share) was payable in four equal instalments: amounts payable in May 2024 of £1,316 million (May 2023: £1,282 million),
August 2024 of £1,303 million (August 2023: £1,284 million), November 2024 of £1,302 million (November 2023: £1,293 million) and £1,296 million in February 2025 (February 2024: £1,287 million), respectively. The total dividends recognised as an appropriation from reserves in
2024 was £5,209 million (2023: £5,071 million; 2022: £4,915 million).
The Board has declared an interim dividend of 240.24p per ordinary share of 25p, for the year ended 31 December 2024, payable in four equal quarterly instalments of 60.06p per ordinary share in May 2025, August 2025, November 2025 and February 2026.
These payments will be recognised as appropriations from reserves in 2025 and 2026. The total amount payable is estimated to be £5,308 million based on the number of shares outstanding at the date of these accounts.